Taxes - Unrecognized Tax Benefits Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Increase (decrease) in amount of unrecognized tax benefits	$ (2,220)
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Balance at January 1	8,875	$ 8,772	$ 8,728
Additions based on tax positions related to the current year	316	667	296
Additions for tax positions of prior years	402	452	231
Reductions for tax positions of prior years	(2,843)	(955)	(457)
Settlements	(95)	(61)	(26)
Balance at December 31	$ 6,655	$ 8,875	$ 8,772